Leases (Details) - Schedule of Lease Expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Expenses [Abstract]
Operating lease cost	¥ 8,880	¥ 9,013	¥ 11,984
Cost of other leases with period less than one year	1,194	1,949	1,317
Total	¥ 10,074	¥ 10,962	¥ 13,301